Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

7.Inventories

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	733,069	343,913
Work in progress	40,142	121,831
Finished products
Vehicles	1,695,882	2,178,197
Batteries and other components	2,696,976	1,290,617
Others	62,620	216,184
Total	5,228,689	4,150,742

Finished products primarily include vehicles, batteries and other components, spare parts used for after-sales services.

Raw materials and Work in process primarily consist of batteries and other components in production which will be transferred into production cost when incurred.